Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,550,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,114.38
Total Offset Amount	0.00
Net Fee	1,114.38
Narrative - Max Aggregate Offering Price	$ 7,550,000.00
Final Prospectus	true